Other financial assets	12 Months Ended
Dec. 31, 2022
Other financial assets [Abstract]
Other financial assets [Text Block]

13Other financial assets

Accounting policies
Classification and measurement of financial assets

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the company’s business model for managing them.

The company initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs.

For the purposes of subsequent measurement, financial assets are classified into four categories:

  Financial assets at amortized cost (debt instruments).
  Financial assets at fair value through other comprehensive income (OCI) with recycling of cumulative gains and losses (debt instruments).
  Financial assets designated at fair value through OCI with no recycling of cumulative gains and losses upon derecognition (equity instruments).
  Financial assets at fair value through profit or loss (debt instruments and equity instruments).
Impairment of financial assets

The company recognizes a loss allowance for expected credit losses for trade receivables, contract assets, lease receivables, debt investments carried at amortized cost and fair value through other comprehensive income (FVTOCI).

At each balance sheet date, the company assesses whether there is objective evidence that a financial asset or a group of financial assets is impaired and recognizes a loss allowance for expected credit losses for financial assets measured at either amortized costs or at fair value through other comprehensive income. If, at the reporting date, the credit risk on a financial instrument has not increased significantly since initial recognition, the company measures the loss allowance for the financial instrument at an amount equal to 12 months of expected credit losses. If, at the reporting date, the credit risk on a financial instrument has increased significantly since initial recognition, the company measures the loss allowance for the financial instrument at an amount equal to the lifetime-expected credit losses. For all trade receivables, contract assets and lease receivables the company measures the loss allowance at an amount equal to lifetime-expected credit losses.

Accounting estimates and judgments

The determination of fair value is subject to estimates for investments that are not publicly traded. Refer to Fair value of financial assets and liabilities

Financial assets classified at amortized cost and at fair value through OCI are subject to impairment assessment. The calculation of expected credit losses requires the company to apply significant judgment and make estimates and assumptions that involve significant uncertainty at the time they are made. Changes to these estimates and assumptions can result in significant changes to the timing and amount of expected credit losses to be recognized.

Other current financial assets

In 2022, Other current financial assets increased from EUR 2 million to EUR 11 million (2021: increased from EUR nil million to EUR 2 million).

Other non-current financial assets

The company’s investments in Other non-current financial assets mainly consist of investments in common shares of companies in various industries and investments in limited life funds. The changes during 2022 and 2021 were as follows:

Philips Group

Other non-current financial assets

in millions of EUR

	Non-current financial assets at FVTP&L	Non-current financial assets at FVTOCI	Non-current financial assets at Amortized cost	Total
Balance as of January 1, 2022	283	300	47	630
Changes:
Acquisitions/additions	114	18	18	150
Sales/redemptions/reductions	(75)	(3)	(8)	(86)
Impairments	(3)		(1)	(5)
Value adjustment through OCI	-	(35)		(35)
Value adjustment through P&L	5		-	5
Translation differences and other	(2)	5	(1)	2
Reclassifications	1	(2)	(1)	(2)
Balance as of December 31, 2022	322	284	54	660

Philips Group

Other non-current financial assets

in millions of EUR

	Non-current financial assets at FVTP&L	Non-current financial assets at FVTOCI	Non-current financial assets at Amortized cost	Total
Balance as of January 1, 2021	248	146	37	430
Changes:
Acquisitions/additions	54	59	10	123
Sales/redemptions/reductions	(122)	-	(3)	(126)
Value adjustment through OCI		(43)	-	(43)
Value adjustment through P&L	95		-	95
Translation differences and other	8	19	2	29
Reclassifications	(1)	120	2	122
Balance as of December 31, 2021	283	300	47	630

As of December 31, 2022, equity investments of EUR 259 million (2021: EUR 273 million) are accounted under the FVTOCI category based on the company's election at initial recognition mainly because such investments are neither held for trading purposes nor primarily for their increase in value and the elected presentation is considered to reflect the nature and purpose of the investment.